Options and restricted stock transactions (Details) (USD $)	Dec. 31, 2013
Options and restricted stock transactions
Options and restricted stock eligible for grant	2,327,500
Unrecognized compensation cost related to stock options	$ 5,250,009
Compensation cost related to stock options recognized over a weighted average period of years	2.60
The aggregate intrinsic value of options vested and expected to vest	20,359,425
The aggregate intrinsic value of options exercisable	$ 3,890,000
The year end intrinsic values are based on a closing price	$ 12.20